UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2022
MFS®  Municipal
Income Trust
MFM-SEM

MFS® Municipal
Income Trust
New York Stock Exchange Symbol: MFM

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	20.8%
Healthcare Revenue - Long Term Care	10.5%
Universities - Secondary Schools	7.3%
Miscellaneous Revenue - Other	5.6%
Universities - Colleges	5.4%
General Obligations - Schools	4.7%
General Obligations - General Purpose	4.3%
Airport Revenue	3.3%
Water & Sewer Utility Revenue	3.3%
Tax - Assessment	3.0%
Composition including fixed income credit quality (a)(i)
AAA	0.6%
AA	17.1%
A	34.7%
BBB	30.0%
BB	15.3%
B	4.8%
CCC	0.7%
CC	0.6%
C	0.3%
D	1.8%
Not Rated	35.2%
Cash & Cash Equivalents (Less Liabilities) (b)	(41.1)%
Portfolio facts (i)
Average Duration (d)	12.2
Average Effective Maturity (m)	19.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(b)	Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of the aggregate liquidation preference of the remarketable variable rate munifund term preferred shares (RVMTP shares) issued by the fund. Cash & Cash Equivalents (Less Liabilities) is negative due to the aggregate liquidation value of RVMTP shares. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 8 in the Notes to Financial Statements for more information on the RVMTP shares issued by the fund.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. This calculation is based on net assets applicable to common shares as of April 30, 2022.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity. This calculation is based on gross assets, which consists of net assets applicable to common shares plus the value of preferred shares, as of April 30, 2022.
Percentages are based on net assets applicable to common shares as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Michael Dawson	Portfolio Manager	March 2022	Investment Officer of MFS; employed in the investment management area of MFS since 1999.
Jason Kosty	Portfolio Manager	2021	Investment Officer of MFS; employed in the investment management area of MFS since 2014.
Gary Lasman	Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2002.
Geoffrey Schechter	Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1993.
Effective March 1, 2022, Michael Dawson was added as a Portfolio Manager of the fund. Effective April 30, 2023, Gary Lasman will no longer be a Portfolio Manager of the fund.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 139.0%
Alabama - 1.3%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	$105,000	$ 105,774
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	180,000	178,374
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	190,000	190,058
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	270,000	264,582
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	285,000	285,200
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	340,000	218,315
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	440,000	246,789
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	170,000	144,011
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	245,000	170,468
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	350,000	171,650
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	660,000	303,134
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	275,000	285,613
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	480,000	529,952
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	295,000	323,325
		$ 3,417,245
Alaska - 0.3%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$125,000	$ 128,870
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	180,000	185,290
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B2”, 0%, 6/01/2066	3,950,000	479,868
		$ 794,028

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - 4.0%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 4%, 7/01/2029 (n)	$25,000	$ 24,601
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2039 (n)	60,000	61,300
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2049 (n)	100,000	100,711
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2054 (n)	155,000	155,638
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	35,000	36,170
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	65,000	66,448
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	170,000	173,395
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	70,000	72,341
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	65,000	66,448
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	60,000	61,198
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	30,000	26,153
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	30,000	27,041
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	45,000	38,206
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 3.75%, 12/15/2029 (n)	35,000	33,365
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2039 (n)	30,000	30,736
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2049 (n)	45,000	45,613
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	115,000	105,723
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	490,000	502,544

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	$100,000	$ 102,628
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	15,000	15,365
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	25,000	27,207
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	80,000	82,817
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	50,000	53,640
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	65,000	69,510
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	240,000	244,174
Phoenix, AZ, Industrial Development Authority Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	870,000	673,775
Phoenix, AZ, Industrial Development Authority Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	500,000	401,517
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	675,000	658,855
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	525,000	525,135
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	240,000	245,972
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	80,000	81,991
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	380,000	386,750
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	190,000	193,319
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	850,000	864,208
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	100,000	102,116
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	85,000	86,475
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	530,000	535,879
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	150,000	151,908
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034 (n)	270,000	291,208

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	$310,000	$ 319,010
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044 (n)	430,000	463,570
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	340,000	346,945
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	40,000	42,263
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	95,000	99,953
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	75,000	78,437
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	160,000	169,369
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037 (n)	325,000	326,266
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047 (n)	305,000	306,277
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	690,000	576,588
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052 (n)	360,000	361,507
		$ 10,512,265
Arkansas - 0.7%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$65,000	$ 65,291
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	135,000	135,889
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	15,000	15,063
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	155,000	167,241
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	125,000	98,995
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	60,000	62,826
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	85,000	89,196

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039 (Prerefunded 12/01/2024)	$920,000	$ 977,799
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	230,000	242,444
		$ 1,854,744
California - 10.5%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$125,000	$ 129,417
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	525,000	386,768
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	730,000	646,155
California Health Facilities Financing Authority Rev., (Cedars-Sinai Health System), “A”, 4%, 8/15/2048	2,670,000	2,649,357
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	210,000	261,663
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	170,000	185,853
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	65,000	67,602
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	170,000	183,730
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	160,000	172,698
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	25,000	26,750
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	250,000	250,458
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	235,000	233,372
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	130,000	118,212
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	750,000	450,000
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	980,000	49,000
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	25,000	27,149
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	55,000	59,476
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	55,000	58,744

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	$25,000	$ 25,551
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	150,000	140,615
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	100,000	93,983
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	145,000	137,435
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2035	1,085,000	1,238,261
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,985,000	2,077,169
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2052 (n)(w)	670,000	685,030
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	70,000	72,405
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	180,000	182,917
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	190,000	197,129
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	100,000	103,850
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	110,000	112,702
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	325,000	339,734
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	190,000	200,728
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	350,000	378,287
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	145,000	149,222
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	450,000	468,240
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	855,000	882,744
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	585,000	603,429
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	175,000	157,717

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	$115,000	$ 102,740
California Statewide Communities Development Authority, Essential Housing Rev. (City of Orange Portfolio), “B”, 4%, 3/01/2057 (n)	165,000	123,517
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	330,000	290,397
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	650,000	521,927
CMFA Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	205,000	179,105
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2041	3,095,000	3,138,619
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2023)	160,000	165,069
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036 (Prerefunded 6/01/2022)	130,000	130,215
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 5%, 6/01/2040 (Prerefunded 6/01/2025)	305,000	327,894
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	11,150,000	1,200,371
Hawthorne, CA, School District (Election of 2018), “A”, BAM, 4%, 8/01/2047	1,395,000	1,377,287
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	375,000	390,315
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	300,000	315,036
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036 (Prerefunded 5/15/2022)	90,000	91,012
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	70,000	70,888
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	115,000	116,394
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	145,000	109,563
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	300,000	320,480
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2056	1,025,000	1,093,992
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	400,000	422,670

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	$1,275,000	$ 371,373
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	50,000	52,424
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	915,000	945,906
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	935,000	443,182
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	150,000	161,904
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	810,000	842,177
		$ 27,508,009
Colorado - 6.2%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	$28,000	$ 30,410
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	119,000	131,909
Broomfield, CO, Midcities Metropolitan District No. 2 Special Rev., AGM, 4%, 12/01/2046	1,286,000	1,197,942
Colorado Education & Cultural Facilicites Authority, Charter School Refunding & Improvement Rev. (Littleton Academy Charter School Project), “A”, BAM, 4%, 7/01/2042	200,000	204,152
Colorado Education & Cultural Facilicites Authority, Charter School Refunding & Improvement Rev. (Littleton Academy Charter School Project), “A”, BAM, 4%, 7/01/2052	455,000	447,136
Colorado Education & Cultural Facilicites Authority, Charter School Refunding & Improvement Rev. (Littleton Academy Charter School Project), “A”, BAM, 4%, 7/01/2056	250,000	243,168
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	130,000	135,244
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	75,000	75,256
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	70,000	72,812
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	70,000	72,620
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	1,875,000	2,062,815

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	$370,000	$ 401,273
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	85,000	70,602
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	220,000	167,649
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	400,000	410,808
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	170,000	154,422
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	270,000	257,604
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2033 (Prerefunded 12/01/2022)	650,000	662,198
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	170,000	176,291
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	4,995,000	4,973,639
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	700,000	685,580
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5.125%, 12/01/2048	500,000	500,532
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	125,000	130,254
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	75,000	78,065
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	205,000	212,509
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	155,000	166,032
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	400,000	391,098
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	175,000	180,328
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	710,000	746,396
State of Colorado (Building Excellent Schools Today), “S”, COP, 4%, 3/15/2046	1,030,000	1,032,915
Tallyn's Reach, CO, Metropolitan District No. 3, 5%, 12/01/2033 (Prerefunded 12/01/2023)	101,000	104,736
		$ 16,176,395

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - 0.9%
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	$230,000	$ 245,726
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	315,000	342,018
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	1,715,000	1,747,272
		$ 2,335,016
Delaware - 0.5%
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	$260,000	$ 267,222
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	355,000	384,183
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	180,000	192,919
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2048	115,000	114,992
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2058	140,000	137,690
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2053	105,000	104,173
		$ 1,201,179
District of Columbia - 0.3%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$280,000	$ 283,367
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	500,000	492,056
		$ 775,423
Florida - 7.3%
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	$80,000	$ 78,249
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	145,000	149,896
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	70,000	72,381
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	105,000	108,732

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	$285,000	$ 286,898
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	335,000	324,738
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	110,000	74,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	1,050,000	714,000
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035 (Prerefunded 6/01/2025)	245,000	262,637
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046 (Prerefunded 6/01/2025)	335,000	359,116
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	100,000	101,319
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	120,000	119,408
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	240,000	243,102
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	950,000	953,030
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	110,000	110,989
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	100,000	100,661
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	100,000	86,722
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	110,000	118,351
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	185,000	197,391
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	180,000	182,502
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032 (n)	295,000	296,644
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043 (n)	615,000	618,516

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	$135,000	$ 136,193
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	65,000	53,795
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	45,000	45,068
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	135,000	134,327
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	350,000	338,870
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	500,000	485,674
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	520,000	478,233
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	465,000	369,925
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	170,000	167,443
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	150,000	149,494
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	280,000	280,862
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	185,000	185,088
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2032	315,000	347,406
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	270,000	276,845
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	305,000	305,155
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	160,000	161,081
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	435,000	425,764
Miami-Dade County, FL, Aviation Rev., “A”, 4%, 10/01/2040	700,000	700,319
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	540,000	554,052
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	425,000	413,458
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	200,000	201,891
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	115,000	115,646

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	$100,000	$ 100,561
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2023 (a)(d)	445,000	160,200
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	745,000	798,665
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	45,000	49,824
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	165,000	174,396
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	305,000	155,763
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	495,000	195,409
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	665,000	665,063
Palm Beach County, FL, Health Facilities Authority Rev. (Sinai Residences of Boca Raton Project), “A”, 7.5%, 6/01/2049	275,000	281,795
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	395,000	358,096
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	180,000	180,832
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	330,000	330,533
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	190,000	196,153
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	265,000	289,881
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	95,000	96,750
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	110,000	111,268
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	200,000	201,889
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	125,000	105,088
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	110,000	92,175
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 11/01/2010 (d)	152,048	82,106
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	35,000	36,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	$35,000	$ 36,249
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	70,000	72,582
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	215,000	222,831
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	295,000	312,723
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	230,000	243,124
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	150,000	158,974
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	500,000	537,895
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	330,000	336,135
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	590,000	598,499
		$ 19,068,414
Georgia - 4.0%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	$105,000	$ 96,342
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	100,000	100,293
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	450,000	428,687
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2044	415,000	417,219
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2049	620,000	618,205
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	85,000	88,432
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	150,000	155,230
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	160,000	164,703
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	115,000	115,539
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040	10,000	11,077

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	$1,100,000	$ 1,102,261
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	270,000	270,545
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	910,000	911,794
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	1,965,000	1,968,482
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	360,000	348,464
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	285,000	309,307
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	210,000	220,717
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	190,000	202,624
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	190,000	202,087
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2044	690,000	746,601
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2038	500,000	507,218
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2039	400,000	404,505
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2040	400,000	403,849
Private Colleges & Universities, GA, Authority Rev. (Emory University), “B”, 4%, 9/01/2041	795,000	801,476
		$ 10,595,657
Guam - 0.2%
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	$120,000	$ 106,885
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	490,000	528,914
		$ 635,799
Hawaii - 0.2%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$220,000	$ 220,964
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	125,000	124,181
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	125,000	117,531
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	95,000	98,992
		$ 561,668

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$80,000	$ 84,609
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	360,000	360,871
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	105,000	113,269
		$ 558,749
Illinois - 15.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,030,000	$ 965,849
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	975,000	997,856
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	530,000	413,818
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	460,000	343,478
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	190,000	135,331
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	100,000	104,833
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	100,000	104,763
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	260,000	270,077
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	1,915,000	2,082,793
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	245,000	265,164
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	95,000	104,561
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	245,000	273,659
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	115,000	130,155
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	75,000	85,645
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	60,000	69,233
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	155,000	180,554
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	330,000	368,187

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	$635,000	$ 706,983
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	545,000	605,744
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	250,000	252,779
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	680,000	777,060
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	110,000	121,575
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	105,000	115,096
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	110,000	120,439
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	110,000	120,322
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	485,000	508,819
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	745,000	780,186
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	480,000	496,550
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	70,000	73,299
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	335,000	353,100
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	235,000	249,549
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	55,000	58,566
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	620,000	662,782
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	75,000	80,134
Chicago, IL, General Obligation, “A”, 5%, 1/01/2032	1,520,000	1,627,618
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	205,000	216,327
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	40,000	42,159
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	610,000	639,201
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	790,000	848,367
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	170,000	179,445
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “A”, 4%, 12/01/2051	1,610,000	1,579,024
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	1,520,000	320,462
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	2,565,000	792,624

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	$50,000	$ 53,183
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	160,000	168,871
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	490,000	508,962
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	135,000	137,264
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	70,000	71,174
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	270,000	274,787
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	395,000	412,060
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	220,000	228,565
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	750,000	804,017
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	905,000	963,275
Cook County, IL, General Obligation Refunding, 5%, 11/15/2034	75,000	81,179
Cook County, IL, General Obligation Refunding, 5%, 11/15/2035	285,000	308,228
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	246,000	245,980
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034 (Prerefunded 1/01/2027)	250,000	276,431
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035 (Prerefunded 1/01/2027)	250,000	276,431
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	50,000	51,292
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	345,000	347,763
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	60,000	61,779
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	425,000	428,714
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	5,000	5,282
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	295,000	317,219
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041 (Prerefunded 2/15/2027)	45,000	47,541

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	$980,000	$ 982,326
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	615,000	658,228
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	360,000	374,663
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	70,000	73,542
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	145,000	151,436
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	120,000	125,438
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	110,000	114,742
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	800,000	844,733
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	10,000	10,773
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2034	700,000	822,302
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035	405,000	475,121
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	655,000	622,333
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	45,000	45,917
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	90,000	90,867
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	45,000	45,371
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	10,000	10,927
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	155,000	165,739
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	345,000	373,895
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	310,000	339,847
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	65,000	71,917

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	$155,000	$ 173,071
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	140,000	153,536
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	195,000	216,145
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	85,000	84,648
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	60,000	59,708
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	90,000	90,747
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	235,000	242,747
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	135,000	139,797
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	100,000	100,408
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	110,000	110,067
State of Illinois, General Obligation, 4.125%, 11/01/2031	180,000	181,655
State of Illinois, General Obligation, 4.5%, 11/01/2039	255,000	255,605
State of Illinois, General Obligation, 5%, 11/01/2040	755,000	778,980
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	230,000	241,157
State of Illinois, General Obligation, NPFG, 6%, 11/01/2026	565,000	627,705
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	925,000	998,123
State of Illinois, General Obligation, “A”, 5%, 3/01/2046	1,365,000	1,428,364
State of Illinois, General Obligation, “A”, 5%, 12/01/2024	55,000	57,652
State of Illinois, General Obligation, “A”, 5%, 12/01/2038	90,000	93,690
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2047	985,000	972,609
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	720,000	757,623
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	715,000	748,067
		$ 40,206,384
Indiana - 1.7%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041 (Prerefunded 11/15/2023)	$535,000	$ 562,067
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	70,000	72,285
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	180,000	184,081

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035 (Prerefunded 7/01/2023)	$300,000	$ 308,319
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	820,000	842,738
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2034	200,000	201,790
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2035	260,000	261,962
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 5%, 9/15/2039	130,000	138,132
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	35,000	33,244
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	35,000	32,692
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	670,000	722,100
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	55,000	61,268
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	40,000	44,493
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	50,000	55,367
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	155,000	170,820
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	615,000	642,683
		$ 4,334,041
Iowa - 0.3%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$90,000	$ 92,715
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	75,000	76,770
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	130,000	131,714
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	565,000	469,677
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	170,000	19,503
		$ 790,379

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - 1.4%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$400,000	$ 425,740
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	200,000	212,870
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	165,000	170,627
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	75,000	77,240
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	85,000	90,043
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	75,000	79,025
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	100,000	103,684
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	120,000	106,066
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	225,000	195,530
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	465,000	472,100
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	115,000	112,517
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	180,000	169,002
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	100,000	100,023
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2047	600,000	602,901
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2052	400,000	400,260
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	105,000	94,850
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	360,000	378,043
		$ 3,790,521

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - 2.3%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$75,000	$ 82,895
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	75,000	82,544
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	80,000	87,812
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	270,000	260,377
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	555,000	504,108
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	535,000	484,879
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	430,000	388,181
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	200,000	180,272
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	55,000	60,056
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	495,000	537,985
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	320,000	345,688
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	250,000	268,373
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	165,000	175,991
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	125,000	135,371
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	205,000	217,006
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	235,000	229,987
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	650,000	605,298
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	165,000	151,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	$725,000	$ 739,953
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056	90,000	89,830
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	160,000	165,516
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	260,000	268,614
		$ 6,062,273
Louisiana - 3.2%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish Gomesa Project), 5.65%, 11/01/2037 (n)	$100,000	$ 105,321
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	1,160,000	1,104,575
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish Gomesa Project), 4%, 11/01/2044 (n)	300,000	252,585
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish Gomesa Project), 3.95%, 11/01/2043 (n)	285,000	241,842
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish Gomesa Project), 3.9%, 11/01/2044 (n)	355,000	294,217
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	170,000	173,128
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	650,000	659,413
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish Gomesa Project), 5.375%, 11/01/2038 (n)	175,000	180,853
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish Gomesa Project), 5.5%, 11/01/2039 (n)	125,000	129,833
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish Gomesa Project), 4.625%, 11/01/2038 (n)	130,000	127,864

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	$100,000	$ 100,484
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	325,000	328,889
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	265,000	266,585
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	100,000	96,721
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	110,000	98,522
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	185,000	153,317
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	360,000	298,397
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	230,000	190,643
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	595,000	553,478
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	1,240,000	1,189,375
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	120,000	130,104
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2045 (Prerefunded 6/01/2025)	325,000	348,895
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2045 (Prerefunded 12/01/2025)	145,000	157,209
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	1,165,000	1,166,807
		$ 8,349,057

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - 0.5%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$135,000	$ 139,215
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	595,000	623,525
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	590,000	565,347
		$ 1,328,087
Maryland - 0.9%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$205,000	$ 210,773
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	100,000	96,928
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	240,000	226,959
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	15,000	12,661
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	50,000	38,306
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	160,000	115,901
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	285,000	308,578
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	175,000	184,001
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	110,000	115,548
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	480,000	502,487
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	130,000	131,785
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	80,000	80,649
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	135,000	134,994
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	140,000	137,818
		$ 2,297,388
Massachusetts - 4.5%
Lowell, MA, Collegiate Charter School Rev., 4%, 6/15/2024	$20,000	$ 20,001
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	35,000	35,874
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	40,000	39,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	$1,270,000	$ 533,400
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	100,000	109,263
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	95,000	93,953
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), “2018 I-2”, 5%, 7/01/2053	1,895,000	2,030,587
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	310,000	328,254
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	100,000	92,511
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	130,000	137,548
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	425,000	449,585
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	175,000	185,677
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 4%, 7/01/2046	400,000	381,981
Massachusetts Development Finance Agency Rev. (Southcoast Health System Obligated Group), “G”, 5%, 7/01/2050	1,125,000	1,201,109
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	60,000	63,982
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	75,000	79,828
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	4,785,000	4,741,031
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	105,000	112,585
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	120,000	126,285
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	30,000	26,268
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	65,000	59,643
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	635,000	569,754
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	125,000	117,270
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	130,000	93,585

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037 (Prerefunded 7/01/2022)	$65,000	$ 65,382
		$ 11,695,101
Michigan - 2.8%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$185,000	$ 192,963
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	520,000	529,163
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	45,000	46,173
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	110,000	111,263
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	145,000	157,938
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	290,000	290,786
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	90,000	90,439
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	110,000	110,685
Michigan Finance Authority Hospital Rev. (Ascension Health Senior Credit Group), “F-4”, 5%, 11/15/2047	1,595,000	1,740,174
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	440,000	472,907
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	120,000	127,757
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	270,000	287,285
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	180,000	191,468
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	115,000	122,362
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051 (n)	100,000	65,655
Michigan Strategic Fund Ltd. Variable Rate Limited Obligation Rev. (Graphic Packaging International LLC Coated Recycled Board Machine Project), 4%, 10/01/2061 (Put Date 10/01/2026)	115,000	117,423
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046 (n)	190,000	128,985

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051 (n)	$190,000	$ 124,744
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	65,000	67,677
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	75,000	78,316
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	56,577
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	160,000	164,062
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	1,160,000	1,225,065
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	280,000	310,601
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2040	525,000	580,537
		$ 7,391,005
Minnesota - 0.5%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	$30,000	$ 28,970
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	65,000	60,458
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	285,000	255,635
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	175,000	176,910
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	310,000	337,602
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	170,000	170,790
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	240,000	259,501
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	105,000	107,403
		$ 1,397,269
Mississippi - 0.6%
Jackson County, MS, Development Bank Special Obligation (Gomesa Project), 3.625%, 11/01/2036 (n)	$135,000	$ 115,270
Mississippi Development Bank Special Obligation (Hancock County Gomesa Project), 4.55%, 11/01/2039 (n)	300,000	291,189
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	275,000	277,902
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	710,000	733,300

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	$215,000	$ 223,443
		$ 1,641,104
Missouri - 2.2%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2041	$170,000	$ 165,729
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2049	1,025,000	1,082,063
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	615,000	646,886
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	1,370,000	1,443,430
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	100,000	85,837
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	290,000	237,228
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	245,000	220,097
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3%, 5/01/2030	25,000	23,006
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3.125%, 5/01/2035	15,000	13,014
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	80,000	80,911
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	55,000	55,227
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	140,000	137,355
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	95,000	84,553
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	185,000	156,950
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	405,000	328,257
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	400,000	406,049

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	$525,000	$ 579,004
		$ 5,745,596
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$210,000	$ 233,004
Nevada - 0.5%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2040	$245,000	$ 253,703
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	265,000	274,100
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	205,000	209,703
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	175,000	178,116
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	175,000	180,569
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	10,000	10,876
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	10,000	10,816
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	40,000	40,119
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	50,000	50,414
		$ 1,208,416
New Hampshire - 0.7%
National Finance Authority, New Hampshire Municipal Certificates “A”, 4.125%, 1/20/2034	$756,381	$ 779,743
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	595,000	588,537
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	225,000	244,312
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	225,000	244,222
		$ 1,856,814

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - 6.3%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	$45,000	$ 49,183
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	60,000	65,236
Essex County, NJ, Improvement Authority, General Obligation Lease Rev. (CHF-Newark, LLC - New Jersey Student Housing Project. “A”, BAM, 4%, 8/01/2060	800,000	771,092
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2046	300,000	303,715
Gloucester County, NJ, Improvement Authority Loan Rev. (Rowan University Fossil Park & Student Center Projects), BAM, 4%, 7/01/2051	480,000	483,880
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	50,000	54,562
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	70,000	72,780
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	70,000	72,077
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	420,000	431,614
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	210,000	216,610
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	1,470,000	1,534,166
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	140,000	140,613
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	180,000	180,165
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	25,000	27,240
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	15,000	16,264
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	45,000	44,261
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	40,000	39,244
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	80,000	76,519

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	$520,000	$ 554,741
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	250,000	261,779
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	365,000	385,004
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	780,000	813,201
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	185,000	198,868
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	190,000	203,543
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	160,000	170,913
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	160,000	170,388
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	140,000	148,764
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	165,000	175,082
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	275,000	291,347
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041 (w)	1,610,000	1,558,091
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	635,000	623,758
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	65,000	49,398
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029	245,000	268,396
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030	225,000	246,826
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032	245,000	269,240
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033	325,000	352,075
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034	310,000	335,002
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	295,000	318,061
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	305,000	328,165
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	155,000	166,395

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	$115,000	$ 111,346
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	205,000	194,472
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	225,000	237,994
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	305,000	327,392
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	205,000	217,823
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	525,000	295,080
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	1,375,000	734,734
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2031	1,740,000	1,817,011
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2032	180,000	187,633
		$ 16,591,743
New Mexico - 0.0%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$45,000	$ 45,980
New York - 7.5%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$945,000	$ 993,233
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (n)	140,000	143,584
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	365,000	367,687
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	155,000	146,065
Metropolitan Transportation Authority, NY, Transportation Rev., “C-1”, 5.25%, 11/15/2055	335,000	353,615
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 4%, 7/01/2050	340,000	335,133
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	108,870
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	100,000	108,588
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	995,000	1,004,872

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	$885,000	$ 878,929
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	130,000	120,324
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	545,000	537,822
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	740,000	777,118
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	240,000	251,605
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	115,000	110,562
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	550,000	573,953
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,080,000	1,032,944
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	145,000	137,965
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2038	575,000	609,289
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	158,183	153,181
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	3,039,072	3,001,448
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	65,000	66,605
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “GG-1”, 4%, 6/15/2050	1,000,000	982,422
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2037	390,000	395,311
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2038	475,000	479,241

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2035	$200,000	$ 207,115
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	530,000	515,780
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	370,000	309,330
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	350,000	310,758
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,310,000	1,245,213
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	60,000	55,876
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Capital Appreciation, “B-2”, 0%, 6/01/2066	805,000	90,899
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	130,000	116,671
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	180,000	158,046
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	210,000	176,583
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	355,000	293,041
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	390,000	310,225
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	360,000	283,037
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	300,000	232,080
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	105,000	110,719
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	50,000	52,657
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	355,000	371,298
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	300,000	281,935
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	920,000	782,289
		$ 19,573,918

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 0.8%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	$95,000	$ 82,996
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	35,000	29,215
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	375,000	288,753
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	40,000	35,089
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	15,000	12,319
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	105,000	107,538
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	165,000	167,348
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	100,000	100,967
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	175,000	182,308
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	110,000	112,652
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	75,000	76,122
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	65,000	68,499
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	65,000	68,198
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	125,000	130,469
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	250,000	260,525
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	100,000	104,182
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	165,000	181,413
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	195,000	204,537
		$ 2,213,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - 0.6%
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$575,000	$ 620,575
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	330,000	354,718
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	70,000	74,060
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	540,000	568,860
		$ 1,618,213
Ohio - 5.2%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$560,000	$ 577,380
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	275,000	293,814
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	3,290,000	3,199,540
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	5,240,000	693,302
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	80,000	81,334
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	220,000	220,623
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	85,000	85,120
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 5/15/2035	510,000	511,053
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	415,000	437,836
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	565,000	576,080
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	300,000	319,240
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	295,000	308,755
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	1,530,000	1,655,198
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	65,000	60,868
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	95,000	86,224

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	$130,000	$ 134,197
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	460,000	460,221
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042 (Prerefunded 7/01/2022)	1,375,000	1,389,135
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	140,000	151,328
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	605,000	653,808
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	255,000	251,149
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	140,000	134,801
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 4%, 8/01/2041	25,000	24,853
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	120,000	123,184
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	200,000	192,873
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	260,000	255,319
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	740,000	740,449
		$ 13,617,684
Oklahoma - 0.9%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$25,000	$ 23,511
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	205,000	198,550
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	220,000	234,665
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	200,000	199,232
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	55,000	57,141
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	285,000	292,518
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	400,000	409,371
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	360,000	372,509
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	400,000	412,528

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045 (Prerefunded 6/01/2024)	$105,000	$ 109,884
		$ 2,309,909
Oregon - 1.1%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	$170,000	$ 177,967
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	730,000	705,255
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	1,325,000	1,081,015
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	55,000	47,222
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	140,000	123,042
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	60,000	64,367
Oregon Facilities Authority Rev. (Willamette University Projects), “A”, 4%, 10/01/2051	300,000	282,050
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2056	405,000	368,042
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-1”, 2.5%, 11/15/2028	60,000	55,623
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	25,000	23,356
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	50,000	46,983
		$ 2,974,922
Pennsylvania - 11.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$1,380,000	$ 1,367,428
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	65,000	69,913
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	100,000	106,863
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	100,000	105,818
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	120,000	125,720
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	245,000	257,931
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	175,000	182,208

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2034	$465,000	$ 471,083
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2047	410,000	327,617
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	200,000	196,583
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	895,000	871,691
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2044	705,000	700,948
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	55,000	59,122
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	475,000	569,169
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	805,000	714,617
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	185,000	170,793
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	90,000	90,288
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	200,000	195,756
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	265,000	267,777
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	140,000	151,908
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	120,000	129,860
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	60,000	64,824
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	55,000	52,571
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	55,000	57,599
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	45,000	48,389
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	60,000	64,519
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	65,000	68,483
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	40,000	42,143

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	$230,000	$ 229,477
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	305,000	300,240
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	310,000	299,379
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	295,000	281,925
Geisinger, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2050	2,000,000	1,932,716
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	600,000	576,189
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	1,850,000	982,977
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	1,175,000	1,224,090
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043	1,020,000	1,058,263
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	105,000	114,775
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	205,000	201,923
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	195,000	189,078
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2048	655,000	710,778
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	235,000	255,169
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,205,000	1,221,132
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	200,000	210,484
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	100,000	84,964
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 4%, 5/01/2050	1,400,000	1,408,026
Pennsylvania Turnpike Commission Rev., ”A“, 4%, 12/01/2050	775,000	728,948
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,755,000	1,752,815

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	$100,000	$ 103,631
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	275,000	282,670
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	235,000	242,089
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	370,000	383,102
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	155,000	161,210
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	270,000	281,224
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	100,000	103,870
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	290,000	300,876
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	265,000	283,050
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,060,000	1,115,679
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	280,000	271,558
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	405,000	394,407
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	205,000	197,185
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	245,000	229,601
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	350,000	317,225
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	955,000	1,031,300
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	40,000	44,062
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	140,000	153,890
Philadelphia, PA, School District, “A”, 4%, 9/01/2036	290,000	298,185
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	50,000	54,911

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	$50,000	$ 54,844
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	50,000	54,650
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	150,000	162,794
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	80,000	92,388
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	60,000	69,864
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	30,000	31,075
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	205,000	228,316
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	885,000	877,620
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	190,000	193,559
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	290,000	294,759
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	200,000	201,159
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	20,000	20,038
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	30,000	30,322
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	255,000	253,997
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	60,000	61,996
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	60,000	61,565
		$ 30,233,640
Puerto Rico - 6.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$745,000	$ 750,173
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	75,000	76,690
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	175,000	177,097
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,380,000	1,394,303
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	75,000	77,140

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	$166,000	$ 181,296
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	804,000	722,092
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2022	280,000	280,408
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	45,000	46,284
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	30,000	30,622
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	30,000	30,622
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	70,000	71,452
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032 (a)(d)	1,960,000	1,871,800
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	125,000	127,593
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	10,000	10,207
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	75,000	76,339
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	55,000	56,449
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	110,000	113,166
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	490,000	499,602
Puerto Rico Electric Power Authority Rev., “WW”, 5%, 7/01/2028 (a)(d)	1,650,000	1,575,750
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	820,000	847,624
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	15,000	15,071
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	375,000	376,108
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	130,000	130,623

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	$140,000	$ 140,427
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	140,000	140,661
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	110,000	110,357
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	70,000	70,474
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	125,000	126,657
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	40,000	40,548
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	82,000	82,448
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,326,000	2,384,057
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	765,000	756,304
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	5,001
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	93,000	94,250
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	144,000	122,992
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,571,000	1,165,864
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,498,000	1,034,001
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	780,000	219,009
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	70,000	71,452
		$ 16,103,013

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - 0.2%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	$180,000	$ 160,354
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	110,000	108,805
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	290,000	274,533
		$ 543,692
South Carolina - 1.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$905,000	$ 918,351
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	100,000	86,628
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	105,000	91,491
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	75,000	69,755
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	160,000	161,118
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	170,000	179,218
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	120,000	126,285
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	300,000	314,034
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	165,000	169,855
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	770,000	826,895
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	240,000	243,535
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	225,000	228,019
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	490,000	524,062
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	90,000	88,762
		$ 4,028,008

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 1.9%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$1,710,000	$ 1,746,170
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	20,000	21,418
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	85,000	91,897
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	100,000	107,873
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	130,000	139,508
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	395,000	424,549
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	15,000	15,578
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2054	575,000	604,036
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	510,000	515,289
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	905,000	963,584
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	450,000	469,402
		$ 5,099,304
Texas - 8.0%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$90,000	$ 91,801
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	385,000	389,793
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	95,000	96,003
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	150,000	148,258
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	155,000	151,865
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	365,000	404,596
Austin, TX, Airport System Rev., 5%, 11/15/2052 (w)	535,000	576,662
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	65,000	67,871
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	105,000	109,196

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	$20,000	$ 19,807
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	45,000	45,496
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	35,000	35,287
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	50,000	50,086
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045 (Prerefunded 7/01/2025)	175,000	188,456
Central Texas Regional Mobility Authority Senior Lien Rev., “B”, 5%, 1/01/2046	1,405,000	1,503,593
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	170,000	175,924
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	915,000	920,602
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	275,000	283,553
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	80,000	71,430
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	100,000	90,387
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2050	60,000	59,537
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	720,000	728,783
Dallas, TX, Dallas Area Rapid Transit Rev., “B”, 4%, 12/01/2051	385,000	395,614
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	405,000	404,608
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2035	170,000	172,250
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2036	300,000	303,256
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2037	405,000	408,592
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2038	340,000	342,039
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	205,000	214,156
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	30,000	31,318
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	75,000	78,246

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	$1,205,000	$ 514,569
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	125,000	52,140
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	315,000	99,836
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	470,000	471,939
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	460,000	468,044
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	102,735
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	1,355,000	1,406,068
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	100,000	105,886
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2022)	250,000	251,470
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	85,000	76,784
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	90,000	90,161
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	145,000	155,022
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031 (n)	355,000	366,781
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	25,000	24,949
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	40,000	38,841
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	80,000	75,877
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	90,000	84,088
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 3%, 1/01/2024	10,000	9,703
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	30,000	27,564

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	$35,000	$ 31,547
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	40,000	33,777
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	150,000	124,366
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	50,000	53,353
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	45,000	48,017
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	120,000	128,046
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	175,000	182,492
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	225,000	234,365
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048 (Prerefunded 6/15/2022)	125,000	125,574
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	275,000	275,827
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	400,000	362,151
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	625,000	522,824
Port Beaumont, TX, Navigation District Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 6%, 1/01/2025 (n)	460,000	464,674
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	445,000	476,350
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034 (Prerefunded 11/15/2024)	195,000	218,468
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044 (Prerefunded 11/15/2024)	360,000	405,520
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049 (Prerefunded 11/15/2024)	265,000	299,773
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2029	35,000	38,441
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2030	50,000	54,567
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2031	40,000	43,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2032	$40,000	$ 43,375
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2028	40,000	43,562
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2029	65,000	71,175
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2030	55,000	60,023
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2031	40,000	43,399
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2032	45,000	48,503
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	160,000	166,290
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	200,000	206,194
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	215,000	220,590
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	1,637,959	1,490,803
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	110,000	112,628
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	280,000	296,360
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	225,000	237,326
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	470,000	490,169
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	50,000	25,677
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	40,000	19,473
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	45,000	20,775
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	45,000	19,648

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	$85,000	$ 35,130
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	115,000	44,969
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	95,000	35,189
		$ 20,836,363
U.S. Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$135,000	$ 139,660
Utah - 0.6%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$770,000	$ 815,284
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	475,000	476,383
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	100,000	101,645
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	150,000	150,655
		$ 1,543,967
Vermont - 0.3%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	$235,000	$ 235,283
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	120,000	125,587
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	90,000	89,933
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	105,000	91,525
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	150,000	131,018
		$ 673,346
Virginia - 1.8%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	$790,000	$ 823,430
Henrico County, VA, Economic Development Authority Residential Care Rev. (Westminster Canterbury Richmond), “A”, 5%, 10/01/2052	145,000	153,067
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	210,000	171,845

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	$115,000	$ 115,157
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	290,000	269,090
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	110,000	109,686
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	630,000	634,390
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,225,000	1,232,577
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	975,000	974,571
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	100,000	99,883
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 3/01/2019 (a)(d)	1,798,696	180
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	673,309	67
		$ 4,583,943
Washington - 1.7%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$225,000	$ 237,035
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	290,000	303,855
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	560,000	578,504
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	190,000	204,882
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	210,000	226,885
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5.25%, 1/01/2038 (n)	100,000	108,040
Seattle, WA, Port Rev., 4%, 4/01/2044	165,000	159,083
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	185,000	196,608
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	180,000	191,031
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	160,000	135,108
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	125,000	103,515

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	$100,000	$ 95,230
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	140,000	139,442
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	225,000	213,329
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	260,000	243,110
Washington State Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035 (i)	4,536,882	245,798
Washington State Housing Finance Commission Municipal Certificates, “X”, 3.5%, 12/20/2035	1,118,516	1,020,565
		$ 4,402,020
West Virginia - 0.3%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$100,000	$ 94,663
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	105,000	95,404
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	605,000	646,406
		$ 836,473
Wisconsin - 8.3%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	$1,145,000	$ 517,356
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	495,000	215,659
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	220,000	218,283
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	205,000	196,108
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	110,000	101,060
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	110,000	99,920
Wisconsin Health & Educational Facilities Authority Rev. (Aspirusm, Inc. Obligated Group), 4%, 8/15/2048	2,000,000	1,965,456

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	$625,000	$ 547,849
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	80,000	85,806
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	75,000	75,747
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	95,000	94,336
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	450,000	440,098
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040 (Prerefunded 9/15/2023)	45,000	46,464
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045 (Prerefunded 9/15/2023)	60,000	61,952
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050 (Prerefunded 9/15/2023)	240,000	247,809
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	30,000	30,098
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	560,000	561,546
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	2,575,000	2,579,884
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	155,000	126,325
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	75,000	76,315
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	110,000	111,338
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	50,000	51,743
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	250,000	253,685
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	100,000	91,942
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2051	190,000	171,142
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	55,000	53,850
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	55,000	56,232

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	$155,000	$ 158,093
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	150,000	151,928
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	100,000	103,249
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	1,995,000	1,940,692
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	570,000	452,249
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	1,165,000	1,106,497
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	865,000	803,438
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	350,000	333,423
Wisconsin Public Finance Authority Refunding Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	180,000	151,647
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	100,000	92,966
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	325,000	347,572
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	390,000	329,353
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	565,000	540,189
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	945,000	891,641
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	355,000	379,247
Wisconsin Public Finance Authority Rev., “B-1”, 4%, 12/28/2044 (n)	796,030	646,035
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	90,000	91,108
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	60,000	60,606
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	300,000	302,499
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	90,000	90,591

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	$260,000	$ 264,530
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	240,000	245,163
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	225,000	229,553
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	265,000	271,606
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	1,105,000	885,678
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	40,000	43,222
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	55,000	58,935
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	65,000	69,651
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	170,000	181,572
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2039	105,000	111,613
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	130,000	137,039
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	185,000	193,975
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	495,000	422,245
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “B”, 5.25%, 7/01/2061 (n)	105,000	86,359
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	345,000	354,365
		$ 21,606,532
Total Municipal Bonds (Identified Cost, $382,099,843)		$ 363,896,490

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “A”, NPFG, 0%, 2/15/2045 (z)	$37,793	$ 10,459
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	340,000	184,937
Total Bonds (Identified Cost, $213,320)		$ 195,396
Other Municipal Bonds – 0.1%
Multi-Family Housing Revenue – 0.1%
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.219%, 1/25/2041 (i)(n) (Identified Cost, $123,625)	$1,068,346	$ 123,647
Investment Companies (h) - 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $6,861,510)	6,861,537	$ 6,861,536

Other Assets, Less Liabilities - 1.6%		4,315,367

Remarketable Variable Rate MuniFund Term Preferred Shares (RVMTP shares), at liquidation value of $113,800,000 net of unamortized debt issuance costs of $190,321 (issued by the fund) - (43.4)%		(113,609,679)
Net assets applicable to common shares - 100.0%		$ 261,782,757

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,861,536 and $364,215,533, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,083,221, representing 18.7% of net assets applicable to common shares.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/17	$746,292	$450,000
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/19	858,235	49,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/17	110,000	74,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	12/16/13-11/15/17	1,050,000	714,000
Toll Road Investors Partnership II LP, Capital Appreciation, “A”, NPFG, 0%, 2/15/2045	1/23/20	11,174	10,459
Total Restricted Securities			$1,298,259
% of Net assets applicable to common shares			0.5%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
NPFG	National Public Finance Guarantee Corp.

Financial Statements
Statement of Assets and Liabilities
At 4/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $382,436,788)	$364,215,533
Investments in affiliated issuers, at value (identified cost, $6,861,510)	6,861,536
Receivables for
Investments sold	2,098,745
Interest	5,143,207
Other assets	27,703
Total assets	$378,346,724
Liabilities
Payables for
Distributions on common shares	$38,833
When-issued investments purchased	2,820,193
Payable to affiliates
Investment adviser	20,215
Administrative services fee	594
Transfer agent and dividend disbursing costs	1,974
Payable for independent Trustees' compensation	4,290
Accrued expenses and other liabilities	68,189
RVMTP shares, at liquidation value of $113,800,000 net of unamortized debt issuance costs of $190,321	113,609,679
Total liabilities	$116,563,967
Net assets applicable to common shares	$261,782,757
Net assets consist of
Paid-in capital - common shares	$280,423,995
Total distributable earnings (loss)	(18,641,238)
Net assets applicable to common shares	$261,782,757
RVMTP shares, at liquidation value of $113,800,000 net of unamortized debt issuance costs of $190,321 (1,138 shares issued and outstanding at $100,000 per share)	113,609,679
Net assets including preferred shares	$375,392,436
Common shares of beneficial interest issued and outstanding	41,187,631
Net asset value per common share (net assets of $261,782,757 / 41,187,631 shares of beneficial interest outstanding)	$6.36
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$7,677,622
Other	6,125
Dividends from affiliated issuers	4,216
Total investment income	$7,687,963
Expenses
Management fee	$1,288,515
Transfer agent and dividend disbursing costs	19,948
Administrative services fee	33,228
Independent Trustees' compensation	6,602
Stock exchange fee	19,907
Custodian fee	8,303
Shareholder communications	17,789
Audit and tax fees	43,111
Legal fees	3,730
Interest expense and fees and amortization of RVMTP shares debt issuance costs	688,618
Miscellaneous	35,608
Total expenses	$2,165,359
Net investment income (loss)	$5,522,604
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,343,596)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(40,223,483)
Net realized and unrealized gain (loss)	$(41,567,079)
Change in net assets from operations	$(36,044,475)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21
Change in net assets
From operations
Net investment income (loss)	$5,522,604	$11,832,765
Net realized gain (loss)	(1,343,596)	1,462,791
Net unrealized gain (loss)	(40,223,483)	10,853,911
Change in net assets from operations	$(36,044,475)	$24,149,467
Distributions to common shareholders	$(5,767,917)	$(12,603,416)
Total change in net assets	$(41,812,392)	$11,546,051
Net assets applicable to common shares
At beginning of period	303,595,149	292,049,098
At end of period	$261,782,757	$303,595,149
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 4/30/22 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$(36,044,475)
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(38,965,419)
Proceeds from disposition of investment securities	40,915,297
Purchase of short-term investments, net	(2,515,007)
Realized gain/loss on investments	1,343,596
Unrealized appreciation/depreciation on investments	40,223,483
Net amortization/accretion of income	715,800
Amortization of RVMTP shares debt issuance costs	41,946
Decrease in interest receivable	307,078
Decrease in accrued expenses and other liabilities	(130,782)
Increase in other assets	(20,996)
Decrease in payable for interest expense	(96,652)
Net cash provided by operating activities	$5,773,869
Cash flows from financing activities:
Cash distributions paid on common shares	$(5,773,615)
Decrease in payable to custodian	(254)
Net cash used by financing activities	$(5,773,869)
Cash and restricted cash:
Beginning of period	$—
End of period	$—
Supplemental disclosure of cash flow information:
Cash paid during the six months ended April 30, 2022 for interest was $743,324.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Common Shares	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$7.37	$7.09	$7.45	$7.07	$7.36	$7.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.29	$0.30	$0.34	$0.37	$0.39(c)
Net realized and unrealized gain (loss)	(1.00)	0.30	(0.34)	0.38	(0.29)	(0.18)
Total from investment operations	$(0.87)	$0.59	$(0.04)	$0.72	$0.08	$0.21
Less distributions declared to common shareholders
From net investment income	$(0.14)	$(0.31)	$(0.32)	$(0.34)	$(0.37)	$(0.38)
From net realized gain	(0.00)(w)	—	—	—	—	—
Total distributions declared to shareholders	$(0.14)	$(0.31)	$(0.32)	$(0.34)	$(0.37)	$(0.38)
Net asset value, end of period (x)	$6.36	$7.37	$7.09	$7.45	$7.07	$7.36
Market value, end of period	$5.54	$6.90	$6.31	$7.01	$6.05	$6.96
Total return at market value (%)	(17.95)(n)	14.27	(5.50)	21.64	(8.15)	6.85
Total return at net asset value (%) (j)(r)(s)(x)	(11.81)(n)	8.62	(0.16)	10.70	1.50	3.24(c)
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions	1.49(a)	1.45	1.82	2.21	2.15	1.88(c)
Expenses after expense reductions	N/A	N/A	1.77	2.14	2.08	1.86(c)
Net investment income (loss)	3.80(a)	3.86	4.21	4.73	5.13	5.37(c)
Portfolio turnover	8(n)	15	24	18	17	16
Net assets at end of period (000 omitted)	$261,783	$303,595	$292,049	$306,652	$291,195	$303,077
Supplemental Ratios (%):
Ratios of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (l)	1.02(a)	1.01	1.03	1.05	1.06	1.09(c)
Ratios of expenses to average net assets applicable to common and preferred shares after expense reductions and excluding interest expense and fees (l)	0.73(a)	0.74	0.74	0.76	0.77	0.79(c)

Financial Highlights – continued
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Senior Securities:
RVMTP shares	1,138	1,138	—	—	—	—
VMTP shares	—	—	4,550	4,550	4,550	4,550
Asset coverage per preferred share (k)	$330,038	$366,575	$89,187	$92,396	$88,999	$91,599
Asset coverage per $1 liquidation preference (v)	$3.30	$3.67	$3.57	$3.70	$3.56	$3.66
Involuntary liquidation preference per preferred share (m)	$100,000	$100,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$100,000	$100,000	$25,000	$25,000	$25,000	$25,000

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of preferred shares) from the fund's total assets and dividing by the total number of preferred shares outstanding.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates, interest expense paid to shareholders of RVMTP and VMTP shares, and amortization of RVMTP and VMTP shares debt issuance costs, as applicable.
(m)	Amount excludes accrued unpaid distributions on preferred shares.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s preferred shares held at period end.
(v)	Calculated by subtracting the fund's total liabilities (not including liquidation preference of preferred shares) from the fund's total assets and dividing by the aggregate liquidation preference of preferred shares outstanding.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements (unaudited) - continued
Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of

Notes to Financial Statements (unaudited) - continued
input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$364,020,137	$—	$364,020,137
U.S. Corporate Bonds	—	195,396	—	195,396
Mutual Funds	6,861,536	—	—	6,861,536
Total	$6,861,536	$364,215,533	$—	$371,077,069
For further information regarding security characteristics, see the Portfolio of Investments.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and non-deductible expenses that result from the treatment of RVMTP shares as equity for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/21
Ordinary income (including any short-term capital gains)	$186,986
Tax-exempt income	13,732,221
Total distributions	$13,919,207
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$390,144,954
Gross appreciation	5,253,399
Gross depreciation	(24,321,284)
Net unrealized appreciation (depreciation)	$ (19,067,885)
As of 10/31/21
Undistributed ordinary income	50,637
Undistributed tax-exempt income	1,940,241
Undistributed long-term capital gain	104,360
Other temporary differences	(144,717)
Net unrealized appreciation (depreciation)	21,220,633
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average weekly net assets (including the value of preferred shares) and 6.32% of gross income. Gross income is calculated based on tax elections that generally include the amortization of premium and exclude the accretion of discount, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets (including the value of preferred shares).
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest expense on RVMTP shares, taxes, extraordinary expenses, brokerage and transaction costs, other interest expense, and investment-related expenses, such that total fund operating expenses do not exceed 0.74% annually of the fund’s average daily net assets (including the value of preferred

Notes to Financial Statements (unaudited) - continued
shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2022. For the six months ended April 30, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund's common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2022, these fees paid to MFSC amounted to $5,823.
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of preferred shares). The administrative services fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.0165% of the fund’s average daily net assets (including the value of preferred shares).
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,189 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,922 at April 30, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended April 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$141,122	$—
Non-U.S. Government securities	33,494,120	36,897,390

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended April 30, 2022 and the year ended October 31, 2021, there were no transactions in fund shares.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2022, the fund’s commitment fee and interest expense were $566 and $0, respectively, and are included in “Interest expense and fees and amortization of RVMTP shares debt issuance costs” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,346,530	$34,308,431	$31,793,425	$—	$—	$6,861,536

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,216	$—
(8) Preferred Shares
The fund has 1,138 shares issued and outstanding of RVMTP shares.  The outstanding RVMTP shares are redeemable at the option of the fund in whole or in part at the liquidation preference of $100,000 per share, plus accumulated and unpaid dividends, but generally solely for the purpose of decreasing the leverage of the fund.  The RVMTP shares have a stated maturity date of 2051 but are subject to a mandatory early term redemption date at each 42 month anniversary from the original date of issue of the RVMTP shares, unless the holder(s) of the RVMTP shares agrees to retain the

Notes to Financial Statements (unaudited) - continued
RVMTP shares.  Otherwise, the RVMTP shares are subject to mandatory tender for remarketing to another purchaser.  In the event the remarketing is unsuccessful, the RVMTP shares would be subject to redemption at the liquidation preference of $100,000 per share, plus accumulated and unpaid dividends.  There is no assurance that the term of the RVMTP shares will be extended or that the RVMTP shares will be replaced with any other preferred shares or other form of leverage upon the redemption of the RVMTP shares.  Dividends on the RVMTP shares are cumulative and reset weekly to a fixed spread against the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index. During the six months ended April 30, 2022, the dividend rates on the RVMTP shares ranged from 0.99% to 1.46%. For the six months ended April 30, 2022, the average dividend rate was 1.14%.
In the fund’s Statement of Assets and Liabilities, the RVMTP shares aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid on the RVMTP shares are treated as interest expense and recorded as incurred. For the six months ended April 30, 2022, interest expense related to the dividends paid on RVMTP shares amounted to $646,090 and is included in “Interest expense and fees and amortization of RVMTP shares debt issuance costs” in the Statement of Operations. Costs directly related to the issuance of the RVMTP shares are considered debt issuance costs. Debt issuance costs are presented as a direct deduction from the carrying amount of the related debt liability and are amortized into interest expense over the life of the RVMTP shares. The period-end carrying value for the RVMTP shares in the fund’s Statement of Assets and Liabilities is its liquidation value less any unamortized debt issuance costs, which approximates its fair value. Its fair value would be considered level 2 under the fair value hierarchy.
Under the terms of a purchase agreement between the fund and the investor in the RVMTP shares, the fund is subject to various investment restrictions. These investment-related requirements are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies. In addition, the fund is subject to certain restrictions on its investments imposed by guidelines of the rating agency that rates the RVMTP shares, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the fund by the Investment Company Act of 1940 (the “1940 Act”).
The fund is required to maintain certain asset coverage with respect to the RVMTP shares as defined in the fund’s governing documents and the 1940 Act. One of a number of asset coverage-related requirements is that the fund is not permitted to declare or pay common share dividends unless immediately thereafter the fund has a minimum asset coverage ratio of 200% with respect to the RVMTP shares after deducting the amount of such common share dividends.
The 1940 Act requires that the preferred shareholders of the fund, voting as a separate class, have the right to elect at least two trustees at all times, and elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.

Notes to Financial Statements (unaudited) - continued
Leverage involves risks and special considerations for the fund’s common shareholders. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. Changes in the value of the fund’s portfolio will be borne entirely by the common shareholders. It is possible that the fund will be required to sell assets at a time when it may be disadvantageous to do so in order to redeem preferred shares to comply with asset coverage or other restrictions including those imposed by the 1940 Act and the rating agency that rates the preferred shares. There is no assurance that the fund’s leveraging strategy will be successful.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Report of Independent Registered Public Accounting Firm
To the Trustees and Shareholders of MFS Municipal Income Trust:
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Municipal Income Trust (the “Trust”), including the portfolio of investments, as of April 30, 2022, and the related statements of operations, changes in net assets, and cash flows and the financial highlights for the six-month period ended April 30, 2022, and the related notes. Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of assets and liabilities, including the portfolio of investments, as of October 31, 2021 (not presented herein), the related statements of operations and cash flows for the year ended October 31, 2021 (not presented herein), the statements of changes in net assets for the years ended October 31, 2021 and October 31, 2020 (2020 not presented herein) and the financial highlights for each of the five years in the period ended October 31, 2021, and in our report dated December 15, 2021, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These interim financial statements and financial highlights are the responsibility of the Trust's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 15, 2022
We have served as the auditor of one or more of the MFS investment companies since 1924.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
New York Stock Exchange Symbol: MFM

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Municipal Income Trust is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Effective March 1, 2022, Michael Dawson became a portfolio manager of the Fund. Effective April 30, 2023, Gary Lasman will no longer be a portfolio manager of the Fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Michael Dawson	Portfolio Manager	March 2022	Investment Officer of MFS; employed in the investment area of MFS since 1998.

Jason Kosty	Portfolio Manager	2021	Investment Officer of MFS; employed in the investment area of MFS since 2003.

Gary Lasman	Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2002.

Geoffrey Schechter	Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 1993.

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process. As of December 31, 2020, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each fund and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”).

As of December 31, 2020, the following benchmarks were used to measure the following portfolio manager’s performance for the Fund, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)
MFS Municipal Income Trust	Michael Dawson[1]	Bloomberg Municipal Bond Index
	Jason Kosty	Bloomberg Municipal Bond Index
	Gary Lasman	Bloomberg Municipal Bond Index
	Geoffrey Schechter	Bloomberg Municipal Bond Index
[1]	Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of March 1, 2022.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended October 31, 2021, unless otherwise indicated. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Michael Dawson[1]	N
Jason Kosty	N
Gary Lasman	N
Geoffrey Schechter	N

[1]	Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of April 30, 2022.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate. The number and assets of these accounts were as follows as of the Fund’s fiscal year ended October 31, 2021, unless otherwise indicated:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael Dawson[1]	18	$7.5 billion	0	N/A	0	N/A
Jason Kosty	7	$17.7 billion	1	$154.6 million	1	$265.3 million
Gary Lasman	4	$7.7 billion	0	N/A	0	N/A
Geoffrey Schechter	15	$28.1 billion	4	$876.4 million	1	$265.3 million

[1]	Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of April 30, 2022.
*	Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple funds and accounts (including accounts in which MFS or an affiliate has an interest) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including accounts in which MFS or an affiliate has an interest) with similar investment objectives. MFS’ trade allocation policies could have a detrimental effect on the Fund if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund; for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS, its officers and/or employees, and/or its affiliates own or have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Municipal Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/21-11/30/21	0	N/A	0	4,118,763
12/01/21-12/31/21	0	N/A	0	4,118,763
1/01/22-1/31/22	0	N/A	0	4,118,763
2/01/22-2/28/22	0	N/A	0	4,118,763
3/01/22-3/31/22	0	N/A	0	4,118,763
4/01/22-4/30/22	0	N/A	0	4,118,763

Total	0		0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2021 plan year is 4,118,763.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 15, 2022

*	Print name and title of each signing officer under his or her signature.